Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) loan Rate	Dec. 31, 2024 USD ($) Rate
EBP, Statement of Net Asset Available for Benefit [Line Items]
Vesting schedule	3 years
EBP 001
EBP, Statement of Net Asset Available for Benefit [Line Items]
Eligibility requirement	30 days
Deferral contribution rate (percent)	8.00%
Annual increase (percent)	1.00%
Contribution match (percent)	8.00%
Matching contribution (percent)	50.00%
Matching contributions for certain employees ineligible for basic contribution	6.00%
Matching percent as a percent of eligible compensation (percent)	10.00%
Forfeited amounts | $	$ 278,193	$ 425,250
Maximum loan amount | $	$ 50,000
Percent of account balance can take loans at (percent)	50.00%
Minimum loan amount | $	$ 1,000
Maximum number of loans (in loans) | loan	3
EBP 001 | EBP, Fixed Rate Contribution
EBP, Statement of Net Asset Available for Benefit [Line Items]
Reduction of contributions from forfeited accounts | $	$ 1,254,917
EBP 001 | Maximum
EBP, Statement of Net Asset Available for Benefit [Line Items]
Deferral contribution rate (percent)	10.00%
Additional company contributions | $	$ 1,000
Interest rate on participant loans (percent)	9.50%	9.50%
EBP 001 | Minimum
EBP, Statement of Net Asset Available for Benefit [Line Items]
Interest rate on participant loans (percent)	4.25%	4.25%